Financial Instruments - Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Trade payables	$ 147	$ 176
Accruals	826	799
Add: Lease liabilities (current and non-current)	249	256
Undiscounted Cash Flow [Member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper	295
Notes/debentures	1,869	2,842
Interest payable	1,103	1,207
Debt-related hedges outflows	433	1,011
Debt-related hedges inflows	(402)	(984)
Trade payables	147	176
Accruals	826	799
Add: Lease liabilities (current and non-current)	297	304
Other financial liabilities	53	68
Total	4,621	5,423
Not Later than One Year [member] | Undiscounted Cash Flow [Member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper	295
Notes/debentures	500	973
Interest payable	84	104
Debt-related hedges outflows	25	1,011
Debt-related hedges inflows	(26)	(984)
Trade payables	147	176
Accruals	826	799
Add: Lease liabilities (current and non-current)	68	72
Other financial liabilities	49	34
Total	1,968	2,185
Later than One Year and not Later than Two Years [Member] | Undiscounted Cash Flow [Member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper	0
Notes/debentures	0	500
Interest payable	76	84
Debt-related hedges outflows	20	0
Debt-related hedges inflows	(22)	0
Trade payables	0	0
Accruals	0	0
Add: Lease liabilities (current and non-current)	58	60
Other financial liabilities	4	34
Total	136	678
Later than Two Years and not Later than Three Years [Member] | Undiscounted Cash Flow [Member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper	0
Notes/debentures	0	0
Interest payable	76	76
Debt-related hedges outflows	20	0
Debt-related hedges inflows	(22)	0
Trade payables	0	0
Accruals	0	0
Add: Lease liabilities (current and non-current)	37	45
Other financial liabilities	0	0
Total	111	121
Later than Three Years and not Later than Four Years [Member] | Undiscounted Cash Flow [Member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper	0
Notes/debentures	0	0
Interest payable	76	76
Debt-related hedges outflows	21	0
Debt-related hedges inflows	(22)	0
Trade payables	0	0
Accruals	0	0
Add: Lease liabilities (current and non-current)	29	30
Other financial liabilities	0	0
Total	104	106
Later than Four Years and not Later than Five Years [Member] | Undiscounted Cash Flow [Member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper	0
Notes/debentures	0	0
Interest payable	76	76
Debt-related hedges outflows	22	0
Debt-related hedges inflows	(22)	0
Trade payables	0	0
Accruals	0	0
Add: Lease liabilities (current and non-current)	25	24
Other financial liabilities	0	0
Total	101	100
Later than Five Years [Member] | Undiscounted Cash Flow [Member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper	0
Notes/debentures	1,369	1,369
Interest payable	715	791
Debt-related hedges outflows	325	0
Debt-related hedges inflows	(288)	0
Trade payables	0	0
Accruals	0	0
Add: Lease liabilities (current and non-current)	80	73
Other financial liabilities	0	0
Total	$ 2,201	$ 2,233